Regulatory Capital Requirements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Tangible equity	1.50%	1.50%
Tier 1 (core) capital	4.00%	4.00%
Total risk-based capital	8.00%	8.00%
Subsequent events	$ 0